Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Line Items]
Amortization expense	$ 13,733	$ 13,417	$ 22,196	$ 26,951	$ 26,195
Purchase land	$ 3,400,000